Recent Accounting Guidance	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Recent Accounting Guidance [Abstract]
Recent Accounting Guidance

Note 2. Recent Accounting Guidance

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity.

ASU 2020-06 is effective on a prospective basis for annual reporting periods beginning after December 15, 2023 and for interim periods within those periods. Early adoption is permitted. The Company adopted ASU 2020-06 on January 25, 2022 (inception). The adoption of ASU 2020-06 did not have a material impact on the Company’s financial position and results of operations.

Note 2. Recent Accounting Guidance

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity.

ASU 2020-06 is effective on a prospective basis for annual reporting periods beginning after December 15, 2023 and for interim periods within those periods. Early adoption is permitted. The Company adopted ASU 2020-06 on January 25, 2022 (inception). The adoption of ASU 2020-06 did not have a material impact on the Company’s financial position and results of operations.